Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 38,840	¥ 39,709	¥ 39,713
Interest costs on projected benefit obligation	26,648	31,509	33,184
Expected return on plan assets	(48,106)	(55,336)	(56,105)
Amortization of net actuarial loss	42,496	29,424	15,600
Amortization of prior service cost	(12,309)	(11,534)	(10,576)
Loss on settlements and curtailment	2,600	4,378	3,706
Net periodic benefit cost	50,169	38,150	25,522
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	8,098	6,328	6,092
Interest costs on projected benefit obligation	10,716	10,649	10,900
Expected return on plan assets	(14,169)	(14,216)	(16,220)
Amortization of net actuarial loss	8,030	6,221	1,386
Amortization of prior service cost	54	35	51
Loss on settlements and curtailment	95	40
Net periodic benefit cost	12,824	9,057	2,209
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	1,114	968	909
Interest costs on projected benefit obligation	1,135	1,192	1,335
Expected return on plan assets	(1,030)	(1,106)	(1,086)
Amortization of net actuarial loss	715	514	516
Amortization of prior service cost	(59)	(57)	(61)
Amortization of net obligation at transition	105	105	115
Loss on settlements and curtailment	(3)
Net periodic benefit cost	¥ 1,977	¥ 1,616	¥ 1,728